Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Profit or loss for the period	$ 65.9	$ 652.5		$ 953.0		$ 470.3
Other comprehensive (loss)/income	658.9 [1]	(190.6)	[1]	(1,008.9)	[1]	259.6	[1]
Share of equity investee's other comprehensive income						0.8
Mark-to-market adjustment of listed investments	28.8	18.7		(26.4)		24.9
Realized (gain)/loss on disposal of listed investments	0.4	(14.7)		(12.8)		(111.7)
Impairment of listed investments		10.5		0.5		8.1
Foreign currency translation adjustment	629.7	(205.1)		(970.2)		337.5
Comprehensive income/(loss)	724.8	461.9		(55.9)		729.9
Comprehensive income/(loss) attributable to:
Gold Fields shareholders	671.5	424.6		(104.2)		633.4
Noncontrolling interests	53.3	37.3		48.3		96.5
Comprehensive income/(loss)	$ 724.8	$ 461.9		$ (55.9)		$ 729.9

[1]	Noncontrolling interests' share of other comprehensive income/(loss) relates to foreign exchange translation